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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05291
                                   ----------

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

               c/o U.S. BANK, ONE FEDERAL STREET, BOSTON, MA 02110
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               DIANA J. KENNEALLY
                       U.S. BANK CORPORATE TRUST SERVICES
                      ONE FEDERAL STREET, BOSTON, MA 02110
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-603-6406
                                                    ------------

Date of fiscal year end: NOVEMBER 30
                         -----------

Date of reporting period: JULY 1, 2003 - JUNE 30, 2004
                          ----------------------------

ITEM 1. PROXY VOTING RECORD

The registrant held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE
              --------------------------------------------------

By (Signature)    /s/ DIANA J. KENNEALLY
               -----------------------------
                    Diana J. Kenneally
                    Assistant Vice President

Date            OCTOBER 29, 2004
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